Segment information - Assets by Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting, Asset Reconciling Item [Line Items]
Fixed assets, net of equity investees' fixed assets	$ 64,365	$ 71,049
Less: equity investees' fixed assets	(934)	(1,245)
Total consolidated fixed assets	63,431	69,804
Intangible assets, net of equity investees' intangible assets	19,999	24,267
Less: equity investees’ intangible assets	0	0
Total consolidated intangible assets	19,999	24,267
Long lived assets, net of equity investees' long lived assets	84,364	95,316
Less: equity investee's long lived assets	(934)	(1,245)
Total consolidated long-lived assets	83,430	94,071
Italy
Segment Reporting, Asset Reconciling Item [Line Items]
Fixed assets, net of equity investees' fixed assets	23,470	24,660
Intangible assets, net of equity investees' intangible assets	16,067	19,476
Long lived assets, net of equity investees' long lived assets	39,537	44,136
Canada
Segment Reporting, Asset Reconciling Item [Line Items]
Fixed assets, net of equity investees' fixed assets	35,089	39,732
Intangible assets, net of equity investees' intangible assets	237	317
Long lived assets, net of equity investees' long lived assets	35,326	40,049
United States
Segment Reporting, Asset Reconciling Item [Line Items]
Fixed assets, net of equity investees' fixed assets	1,210	1,587
Intangible assets, net of equity investees' intangible assets	0	0
Long lived assets, net of equity investees' long lived assets	1,210	1,587
Rest of Europe
Segment Reporting, Asset Reconciling Item [Line Items]
Fixed assets, net of equity investees' fixed assets	2,870	2,859
Intangible assets, net of equity investees' intangible assets	3,695	4,474
Long lived assets, net of equity investees' long lived assets	6,565	7,333
Asia Pacific
Segment Reporting, Asset Reconciling Item [Line Items]
Fixed assets, net of equity investees' fixed assets	1,726	2,211
Intangible assets, net of equity investees' intangible assets	0	0
Long lived assets, net of equity investees' long lived assets	$ 1,726	$ 2,211